Loans and Obligations - Summary of Loans and Obligations (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans And Obligations [Abstract]
Convertible preferred shares	R$ 577,982	R$ 431,333	R$ 577,982	R$ 431,334
Commercial Notes	55,150	73,189	55,150	73,189	R$ 83,212
Consideration payable	10,542	48,199	10,542	48,199
Contingent consideration	210,666	64,370	210,666	64,370
Banco Security Loan	5,647	0	5,647	0
Other Obligations	1,555	0	1,555	0
Contingent consideration current and non current	861,542	617,091	861,542	617,091
Current	45,220	76,722	45,220	76,722
Non-current	R$ 816,322	R$ 540,369	R$ 816,322	R$ 540,369